Accounts receivables and other receivables	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivables and other receivables

Note 3 - Accounts receivables and other receivables

The Company’s accounts and other receivable are recorded at amortized cost. The accounts and other receivables balance at December 31, 2024, consists of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	$5,611,980	$1,592,318
Other receivables	934	23,849
Total	5,612,914	1,616,167
Allowance for doubtful accounts	(84,088)	-
Total accounts receivables and other receivables, net	$5,528,826	$1,616,167

REDCLOUD HOLDINGS PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2024, AND 2023

Note 3 - Accounts receivables and other receivables (continued)

Changes in allowance for doubtful accounts in the year ended December 31, 2024, relate to establishing an additional allowance for expected credit losses. The Company has no amounts written-off that are still subject to collection enforcement activity at December 31, 2024. The Company’s December 31, 2024, aging of accounts receivable is as follows:

1-30 Days	$5,481,279
31-60 Days	25,670
61-90 Days	21,986
91-120 Days	5,998
121+ Days	77,981
Total accounts receivables	$5,612,914

The Company’s December 31, 2023 aging of accounts receivable is as follows:

1-30 Days	$1,526,461
31-60 Days	22,116
61-90 Days	53,071
91-120 Days	5,121
121+ Days	9,398
Total accounts receivables	$1,616,167

A continuity schedule of the allowance for expected credit losses for the years ended December 31, 2024, and 2023 is as follows:

	December 31,	December 31,
	2024	2023
Balance at January 1	$	$(9,097)
Current period additions for expected credit losses	-	(259,052)
Write-offs charges against allowance	(84,088)	268,149
Recoveries collected	-	-
Foreign exchange impacts	-	-
Balance at December 31	$(84,088)	$-